SECURTER SYSTEMS INC (Details)	Sep. 08, 2020 CAD ($)
Intangible Assets	$ 29,840
Total Non-current Net Assets	29,840
Cash	17,086
Sales Tax Receivable	12,730
Total Current Assets	29,816
Accounts Payable And Accrued Liabilities	(31,095)
Loan From Non-controlling Shareholders	(29,380)
Total Current Liabilities	(60,475)
Total Net Liabilities	(819)
The Company's Share Of Net Assets	286,570
Non-controlling Intere's Share Of Net Liabilities	(287,389)
Total Net Liabilities	(819)
Cash Consideration Received	0
Cash And Cash Equivalent Disposal	(17,086)
Net Cash (disposal Of)	(17,086)
Fair Value Of Consideration Received	0
The Company's Share Of Net Assets	(286,570)
Loss On Spin-out Of Ssi	$ (286,570)